Offsetting Of Assets And Liabilities - Additional Information (Detail) - Cash Pooling Arrangement $ in Millions	Dec. 31, 2023 USD ($)
Offsetting Assets [Line Items]
Aggregate cash balance on deposit relating to the cash pooling arrangement	$ 870.4
Overdraft facility	$ 870.4